Faegre Drinker Biddle & Reath LLP

191 N. Wacker Drive, Ste. 3700

Chicago, IL 60606

Telephone: (312) 569-1000

Fax: (312) 569-3000

www.faegredrinker.com

November 23, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”)

1933 Act File No. 333-230320

1940 Act File No. 811-23166

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder. The purpose of this amendment is to reflect certain comments received from the Staff on the Fund’s registration statement on Form N-2 filed on September 24, 2020 and make certain other non-material changes.

Subject to the Staff’s approval, it is the Registrant’s intent that the Registration Statement become effective on or before December 4, 2020. We will file a formal request for acceleration after we have responded to the Staff’s comments, if any, on the Registration Statement.

Questions and comments concerning this filing may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams

cc:	Josh Deringer

Jon Mohrhardt

Marc Collins

Chris Moore